Financial risk review - Schedule of Concentrations of Credit Risk by Sector and Industry (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
At amortized cost
Financial Risk
Total	$ 999,544	$ 941,971
Securities at amortized cost
Financial Risk
Total	11,824	77,972
Carrying amount - principal | At amortized cost
Financial Risk
Total	999,544	941,971
Carrying amount - principal | Securities at amortized cost
Financial Risk
Total	11,824	77,972
Amount committed/guaranteed | At amortized cost
Financial Risk
Total	0	0
Amount committed/guaranteed | Securities at amortized cost
Financial Risk
Total	0	0
Loans at amortized cost
Financial Risk
Total	7,195,567	6,763,020
Loans at amortized cost | Carrying amount - principal
Financial Risk
Total	7,195,567	6,763,020
Loans at amortized cost | Amount committed/guaranteed
Financial Risk
Total	0	0
Loan commitments and financial guarantee contracts
Financial Risk
Total	1,325,134	942,719
Loan commitments and financial guarantee contracts | Carrying amount - principal
Financial Risk
Total	261,428	163,345
Loan commitments and financial guarantee contracts | Amount committed/guaranteed
Financial Risk
Total	1,063,706	779,374
Financial institutions | At amortized cost
Financial Risk
Total	351,463	282,878
Financial institutions | Securities at amortized cost
Financial Risk
Total	11,824	53,199
Financial institutions | Loans at amortized cost
Financial Risk
Total	2,713,067	2,965,266
Financial institutions | Loan commitments and financial guarantee contracts
Financial Risk
Total	482,213	423,112
Manufacturing | At amortized cost
Financial Risk
Total	346,140	339,914
Manufacturing | Securities at amortized cost
Financial Risk
Total	0	14,898
Manufacturing | Loans at amortized cost
Financial Risk
Total	1,702,514	1,341,453
Manufacturing | Loan commitments and financial guarantee contracts
Financial Risk
Total	464,433	293,659
Oil and petroleum derived products | At amortized cost
Financial Risk
Total	95,144	77,553
Oil and petroleum derived products | Securities at amortized cost
Financial Risk
Total	0	9,875
Oil and petroleum derived products | Loans at amortized cost
Financial Risk
Total	1,330,526	1,244,491
Oil and petroleum derived products | Loan commitments and financial guarantee contracts
Financial Risk
Total	106,518	104,426
Agricultural | At amortized cost
Financial Risk
Total	0	0
Agricultural | Securities at amortized cost
Financial Risk
Total	0	0
Agricultural | Loans at amortized cost
Financial Risk
Total	239,498	317,037
Agricultural | Loan commitments and financial guarantee contracts
Financial Risk
Total	22,546	3,854
Services | At amortized cost
Financial Risk
Total	84,840	64,412
Services | Securities at amortized cost
Financial Risk
Total	0	0
Services | Loans at amortized cost
Financial Risk
Total	465,113	267,868
Services | Loan commitments and financial guarantee contracts
Financial Risk
Total	108,632	55,430
Mining | At amortized cost
Financial Risk
Total	9,690	24,381
Mining | Securities at amortized cost
Financial Risk
Total	0	0
Mining | Loans at amortized cost
Financial Risk
Total	328,415	150,707
Mining | Loan commitments and financial guarantee contracts
Financial Risk
Total	26,329	0
Sovereign | At amortized cost
Financial Risk
Total	49,029	64,325
Sovereign | Securities at amortized cost
Financial Risk
Total	0	0
Sovereign | Loans at amortized cost
Financial Risk
Total	85,672	128,628
Sovereign | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Other | At amortized cost
Financial Risk
Total	63,238	88,508
Other | Securities at amortized cost
Financial Risk
Total	0	0
Other | Loans at amortized cost
Financial Risk
Total	330,762	347,570
Other | Loan commitments and financial guarantee contracts
Financial Risk
Total	114,463	62,238
Private | At amortized cost
Financial Risk
Total	582,877	543,381
Private | Securities at amortized cost
Financial Risk
Total	0	24,773
Private | Loans at amortized cost
Financial Risk
Total	3,192,357	2,553,193
Private | Loan commitments and financial guarantee contracts
Financial Risk
Total	727,379	409,139
State-owned | At amortized cost
Financial Risk
Total	20,619	51,388
State-owned | Securities at amortized cost
Financial Risk
Total	0	0
State-owned | Loans at amortized cost
Financial Risk
Total	1,204,471	1,115,932
State-owned | Loan commitments and financial guarantee contracts
Financial Risk
Total	115,542	110,468
Private | At amortized cost
Financial Risk
Total	311,870	250,975
Private | Securities at amortized cost
Financial Risk
Total	0	0
Private | Loans at amortized cost
Financial Risk
Total	2,248,150	2,245,385
Private | Loan commitments and financial guarantee contracts
Financial Risk
Total	97,381	120,614
State-owned | At amortized cost
Financial Risk
Total	35,149	31,902
State-owned | Securities at amortized cost
Financial Risk
Total	11,824	53,199
State-owned | Loans at amortized cost
Financial Risk
Total	464,917	719,882
State-owned | Loan commitments and financial guarantee contracts
Financial Risk
Total	384,832	302,498
Sovereign | At amortized cost
Financial Risk
Total	49,029	64,325
Sovereign | Securities at amortized cost
Financial Risk
Total	0	0
Sovereign | Loans at amortized cost
Financial Risk
Total	85,672	128,628
Sovereign | Loan commitments and financial guarantee contracts
Financial Risk
Total	$ 0	$ 0